REVENUE RECOGNITION (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Revenue Recognition [Abstract]
Deferred Revenue	$ 3,616		$ 3,570
Other	316		279
Revenue Recognized Previously Included In Deferred Revenue	3,569	$ 2,217
Deferred Revenue, Noncurrent	$ 0		$ 336